INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME AND SOCIAL CONTRIBUTION TAXES
Applicable tax rate	25.00%	25.00%	25.00%
Social contribution tax	9.00%	9.00%	9.00%
Tax rates for foreign subsidiaries mainly in financial activities	0.00%	0.00%	0.00%
Reconciliations of taxes at statutory rates to amounts presented in the Statement of Income
Income (loss) before income taxes	R$ (43,276)	R$ (2,581,615)	R$ (6,094,408)
Statutory tax rates	34.00%	34.00%	34.00%
Income and social contribution taxes at statutory rates	R$ 14,714	R$ 877,749	R$ 2,072,099
Tax adjustment with respect to:
Difference in tax rates in foreign companies	(183,787)	(1,162,174)	(222,553)
Equity in earnings of unconsolidated companies	(11,763)	(4,342)	(8,331)
Interest on equity	113	(162)	63,407
Tax credits and incentives	23,185	18,494	19,459
Tax deductible goodwill recorded in statutory books		36,469	233,029
No recognition of deferred tax assets		(40,279)	(387,668)
Capital Gain	(98,290)
Write-down of deferred tax asset			(284,014)
Other permanent differences, net	(39,563)	(30,069)	12,994
Income and social contribution taxes	(295,391)	(304,314)	1,498,422
Current	(313,758)	(110,511)	(158,450)
Deferred	R$ 18,367	R$ (193,803)	R$ 1,656,872
Minimum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	22.60%	22.60%	22.60%
Maximum
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax rate for foreign subsidiaries	35.00%	35.00%	35.00%